Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2024	Increases	Decreases	Transfer	Currency translation	As of December 31, 2024
Fixtures, fittings and installations	3,321	48	—	22	—	3,390
Right of use – Buildings	8,798	228	—	—	—	9,026
Technical equipment	2,327	166	—	—	—	2,492
Office and IT equipment	1,043	227	—	(15)	3	1,258
Transport equipment	34	—	(35)	—	1	—
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	44	94	—	3	—	141
Prepayments on tangible assets	144	141	—	(35)	—	250
Gross book value of tangible assets	15,712	903	(35)	(25)	3	16,559
Fixtures, fittings and installations	(2,274)	(308)	—	—	—	(2,582)
Right of use – Buildings	(4,448)	(1,025)	—	—	—	(5,473)
Technical equipment	(1,750)	(196)	—	—	—	(1,945)
Office and IT equipment	(955)	(89)	—	25	(2)	(1,021)
Transport equipment	(35)	—	35	—	(1)	—
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(9,461)	(1,617)	35	25	(3)	(11,021)
Net book value of tangible assets	6,251	(714)	—	—	—	5,538
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses

(in thousands of euros)	As of January 1, 2023	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2023
Fixtures, fittings and installations	3,318	2	—	—	—	3,321
Right of use – Buildings	8,462	337	—	—	—	8,798
Technical equipment	2,128	113	(215)	300	—	2,327
Office and IT equipment	1,012	41	(9)	—	(1)	1,043
Transport equipment	36	—	—	—	(1)	34
Right of use – Transport equipment	—	—	—	—	—	—
Tangible assets in progress	344	—	—	(300)	—	44
Prepayments on tangible assets	—	144	—	—	—	144
Gross book value of tangible assets	15,299	638	(223)	—	(3)	15,712
Fixtures, fittings and installations	(1,959)	(315)	—	—	—	(2,274)
Right of use – Buildings	(3,496)	(960)	8	—	—	(4,448)
Technical equipment	(1,774)	(187)	211	—	—	(1,750)
Office and IT equipment	(915)	(55)	14	—	1	(955)
Transport equipment	(36)	—	—	—	1	(35)
Right of use – Transport equipment	—	—	—	—	—	—
Accumulated depreciation of tangible assets(1)	(8,180)	(1,517)	233	—	2	(9,461)
Net book value of tangible assets	7,120	(879)	10	—	—	6,251
(1)Expenses for the period are detailed in Note 17.4. Depreciation, amortization and provisions expenses